Supplemental Information on Oil and Natural Gas Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Aggregate capitalized costs related to oil and natural gas production activities
Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment are as follows:

	December 31,
	2013	2012
Oil and Natural Gas Properties:
Proved properties	$1,278,799	$576,497
Unproved properties	369,561	121,245
Total Oil and Natural Gas Properties	1,648,360	697,742
Less Accumulated depreciation, depletion, amortization and impairment	(210,837)	(145,102)
Net oil and natural gas properties capitalized	$1,437,523	$552,640

Costs incurred in oil and natural gas property acquisition, exploration, and development activities
Costs incurred in oil and natural gas property acquisition, exploration and development activities are as follows:

	Year Ended December 31,
	2013	2012	2011
Acquisition costs
Proved properties	$339,130	$115,760	$—
Unproved properties	279,402	117,395	3,704
Development costs	88,460	106,261	75,374
Exploration costs	242,929	17,547	11,226
Capitalized asset retirement costs	697	948	297
Total	$950,618	$357,911	$90,601

Results of operations from oil and natural gas producing activities
The following schedule sets forth the revenues and expenses related to the production and sale of oil and natural gas. It does not include any interest costs or general and administrative costs and, therefore, is not necessarily indicative of the contribution to consolidated net operating results of our oil, natural gas and natural gas liquids operations.

	Year Ended December 31,
	2013	2012	2011
Oil, natural gas and natural gas liquid sales	$208,002	$74,962	$47,875
Lease operating expenses	(21,157)	(15,247)	(9,931)
Production and ad valorem taxes	(12,899)	(5,237)	(3,032)
Gathering and transportation	(918)	(424)	(202)
Depreciation, depletion, and amortization	(65,821)	(25,772)	(15,377)
Asset retirement obligation accretion expense	(201)	(98)	(65)
Income tax expense	(31,754)	(54,903)	—
Results of operations	$75,252	$(26,719)	$19,268

Pro forma information
Pro forma results of operations before income taxes		$28,184
Pro forma income tax(1)		(10,083)
Pro forma results of operations		$18,101

(1)
Diamondback Energy, Inc. was formed as a holding company on December 30, 2011, and did not conduct any material business operations prior to the Merger. Diamondback Energy, Inc. is a C-Corp under the Internal Revenue Code and is subject to income taxes. The Company computed a pro forma income tax provision as if the Company and the Predecessors were subject to income taxes since December 31, 2011. The pro forma tax provision has been calculated at a rate based upon a federal corporate level tax rate and a state tax rate, net of federal benefit, incorporating permanent differences.

Schedule of changes in estimated proved reserves
The changes in estimated proved reserves are as follows:

		Natural Gas
	Oil	Liquids	Natural Gas
	(Bbls)	(Bbls)	(Mcf)
Proved Developed and Undeveloped Reserves:
As of January 1, 2011	19,630,160	5,832,967	22,695,080

Extensions and discoveries	1,799,175	466,538	1,884,192
Revisions of previous estimates	(2,879,429)	(1,163,130)	(3,614,167)
Purchase of reserves in place	—	—	—
Production	(449,433)	(86,815)	(413,640)
As of December 31, 2011	18,100,473	5,049,560	20,551,465

Extensions and discoveries	3,106,433	869,741	3,759,684
Revisions of previous estimates	(1,464,243)	(5,811)	383,335
Purchase of reserves in place	7,210,482	2,521,053	10,709,180
Production	(756,286)	(183,114)	(833,516)
As of December 31, 2012	26,196,859	8,251,429	34,570,148

Extensions and discoveries	17,041,744	4,597,856	24,184,540
Revisions of previous estimates	(5,943,164)	(3,455,306)	(5,786,180)
Purchase of reserves in place	7,328,162	1,672,824	10,441,485
Production	(2,022,749)	(361,079)	(1,730,497)
As of December 31, 2013	42,600,852	10,705,724	61,679,496

Proved Developed Reserves:
January 1, 2011	3,371,460	1,126,431	4,336,720
December 31, 2011	3,949,099	1,263,711	5,285,945
December 31, 2012	7,189,367	2,999,440	12,864,941
December 31, 2013	19,789,965	4,973,493	31,428,756

Proved Undeveloped Reserves:
January 1, 2011	16,258,700	4,706,536	18,358,360
December 31, 2011	14,151,375	3,785,850	15,265,520
December 31, 2012	19,007,492	5,251,989	21,705,207
December 31, 2013	22,810,887	5,732,231	30,250,740

Standardized measure of discounted future net cash flows attributable to proved crude oil and natural gas reserves
The following table sets forth the standardized measure of discounted future net cash flows attributable to the Company’s proved oil and natural gas reserves as of December 31, 2013, 2012 and 2011.

	December 31,
	2013	2012	2011
Future cash inflows	$4,604,241	$2,769,485	$2,049,520
Future development costs	(517,075)	(541,445)	(410,350)
Future production costs	(806,895)	(773,611)	(497,808)
Future production taxes	(318,396)	(140,758)	(104,856)
Future income tax expenses	(674,260)	(334,903)	—
Future net cash flows	2,287,615	978,768	1,036,506
10% discount to reflect timing of cash flows	(1,311,976)	(611,548)	(671,894)
Standardized measure of discounted future net cash flows	$975,639	$367,220	$364,612

Average first-day-of-the-month price for oil, natural gas and natural gas liquids
In the table below the average first-day-of–the-month price for oil, natural gas and natural gas liquids is presented, all utilized in the computation of future cash inflows.

	December 31,
	2013	2012	2011
	Unweighted Arithmetic Average
	First-Day-of-the-Month Prices
Oil (per Bbl)	$92.59	$88.13	$93.09
Natural gas (per Mcf)	$4.13	$2.86	$3.91
Natural gas liquids (per Bbl)	$37.82	$43.88	$56.33

Schedule of principal changes in the standardized measure of discounted future net cash flows attributable to proved reserves
Principal changes in the standardized measure of discounted future net cash flows attributable to the Company’s proved reserves are as follows:

	Year Ended December 31,
	2013	2012	2011
Standardized measure of discounted future net cash flows at the beginning of the period	$367,220	$364,612	$339,001
Sales of oil and natural gas, net of production costs	(173,946)	(54,208)	(34,711)
Purchase of minerals in place	305,109	107,897	—
Extensions and discoveries, net of future development costs	552,450	79,293	73,571
Previously estimated development costs incurred during the period	76,631	88,849	87,530
Net changes in prices and production costs	51,828	(76,515)	82,364
Changes in estimated future development costs	(5,822)	8,309	(82,855)
Revisions of previous quantity estimates	(126,993)	(22,882)	(98,533)
Accretion of discount	57,988	36,461	33,900
Net change in income taxes	(168,570)	(125,542)	—
Net changes in timing of production and other	39,744	(39,054)	(35,655)
Standardized measure of discounted future net cash flows at the end of the period	$975,639	$367,220	$364,612